Real Estate Business Park Acquisitions	12 Months Ended
Sep. 30, 2014
Business Combinations [Abstract]
Real Estate Business Park Acquisitions

18. Real Estate Business Park Acquisitions.

TRANSIT BUSINESS PARK - On June 20, 2013, the Company purchased for approximately $8 million, Transit Business Park in Baltimore, Maryland which consists of 5 buildings on 14.5 acres totaling 232,318 square feet. The Company has accounted for this acquisition in accordance with the provisions of ASC 805, Business Combinations (ASC 805). The Company has allocated the purchase price of the property, through the use of a third party valuation, based upon the fair value of the assets acquired, consisting of land, buildings and intangible assets, including inplace leases and below market leases. Based on the third party valuation performed, the purchase price has been allocated to the fair value of the in-place leases, above market leases and below market leases.  These deferred leasing intangible assets are recorded within Other assets and Other liabilities in the consolidated balance sheets. The value of the in-place lease intangibles will be amortized to amortization expense over the remaining lease terms. The fair value assigned pertaining to the above market in-place leases values are amortized as a reduction to rental revenue, and the below market in-place lease values are amortized as an increase to rental revenue over the remaining non-cancelable terms of the respective leases.

The Company will recognize the amortization related to Transit Business Park intangible assets according to the following schedule (in thousands):

	In-place	Above Market	Below Market
	Leases	Leases	Leases
Initial Values	$806	48	156
Annual Amortization:
2013	$121	3	24
2014	369	12	86
2015	78	11	37
2016	64	11	9
2017	62	11	—
2018	35	—	—
2019	34	—	—
2020	34	—	—
2021	9	—	—

KELSO BUSINESS PARK - On June 6, 2014, the Company purchased for approximately $4.8 million, the Kelso property in Baltimore, Maryland which consists of 2 buildings on 10.2 acres totaling 69,680 square feet. The Company has accounted for this acquisition in accordance with the provisions of ASC 805, Business Combinations (ASC 805). The Company has allocated the purchase price of the property, through the use of a third party valuation, based upon the fair value of the assets acquired, consisting of land, buildings and intangible assets, including in-place leases and below market leases. Based on the third party valuation performed, $579,000 and $64,000 of the purchase price has been allocated to the fair value of the in-place leases and below market in-place leases, respectively. These intangible assets are recorded within Other assets and Other liabilities, respectively, in the consolidated balance sheets as of September 30, 2014. The value of the in-place lease intangibles will be amortized to amortization expense over the remaining lease term. The fair value assigned pertaining to the below-market in-place leases will be amortized to rental revenue over the remaining non-cancelable terms of the respective leases.

The Company will recognize the amortization related to Kelso Business Park intangible assets according to the following schedule (in thousands):

	In-place	Below Market
	Leases	Leases
Initial Values	$579	64
Annual Amortization:
2014	80	8
2015	218	21
2016	133	21
2017	96	12
2018	25	2
2019	18	—
2020	9	—